11. NON CONTROLLING INTEREST (Details - Income calc) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Non controlling interest calculation
Net loss			$ 2,194
Average non-controlling interest percentage	1.33%		1.33%
Net loss attributable to the non-controlling interest	$ 29	$ 0	$ 29	$ 0